Employee benefit - Disclosure of net defined benefit liability (asset) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 1,923	€ 2,730
Service cost	132	420
Payments (benefits and contributions paid by the employer)	(104)	(94)
Actuarial (gain) / loss	0	(281)
Net defined benefit liability (asset) at end of period	€ 1,951	€ 1,923